Revenue, Revenue recognised (Details) - GBP (£)	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Revenue recognitions [Abstract]
Product revenue, net	£ 33,252,000	£ 0	£ 64,926,000	£ 0
Pre-product revenue, net	3,051,000	474,000	9,588,000	474,000
Total revenue from sale of therapies	36,303,000	474,000	74,514,000	474,000
Collaboration revenue	4,896,000	5,450,000	21,161,000	19,453,000
Total revenue	41,199,000	5,924,000	95,675,000	19,927,000
United States [Member]
Revenue recognitions [Abstract]
Total revenue from sale of therapies	22,508,000	0	48,327,000	0
Europe [Member]
Revenue recognitions [Abstract]
Total revenue from sale of therapies	13,034,000	474,000	25,423,000	474,000
Rest of World [Member]
Revenue recognitions [Abstract]
Total revenue from sale of therapies	761,000	0	764,000	0
GSK [Member]
Revenue recognitions [Abstract]
Collaboration revenue	0	1,263,000	0	5,919,000
Eli Lilly [Member]
Revenue recognitions [Abstract]
Collaboration revenue	0	0	7,361,000	0
Genentech [Member]
Revenue recognitions [Abstract]
Collaboration revenue	£ 4,896,000	£ 4,187,000	£ 13,800,000	£ 13,534,000